Ioannis Tzouganatos Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-476-1711 Ioannis.tzouganatos@citi.com

July 29, 2015

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Salient MF Trust (“Registrant”)

(File Nos. 333/180225/811-22678)

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed, on behalf of the Registrant, with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 16, 2015 (Accession No. 0001193125-15-254547), which is incorporated herein by reference.

Please feel free to contact me at (617) 476-1711 with any questions concerning this filing.

Very truly yours,

/s/ Ioannis Tzouganatos
Ioannis Tzouganatos Vice President, Citi Fund Services

cc: George J. Zornada, Esq.